Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia High Yield Bond Fund - Class A | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class A | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund - Class A | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class A | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class A | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class A | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class A | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class A | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | CSC Holdings LLC 02/15/2031 3.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia High Yield Bond Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia High Yield Bond Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia High Yield Bond Fund - Class A | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Columbia High Yield Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia High Yield Bond Fund - Class A | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia High Yield Bond Fund - Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class C | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class C | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund - Class C | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class C | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class C | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class C | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class C | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class C | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class C | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class C | CSC Holdings LLC 02/15/2031 3.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia High Yield Bond Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia High Yield Bond Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia High Yield Bond Fund - Class C | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Columbia High Yield Bond Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia High Yield Bond Fund - Class C | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia High Yield Bond Fund - Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional Class | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional Class | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund - Institutional Class | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional Class | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional Class | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional Class | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional Class | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional Class | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | CSC Holdings LLC 02/15/2031 3.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia High Yield Bond Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia High Yield Bond Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia High Yield Bond Fund - Institutional Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Columbia High Yield Bond Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia High Yield Bond Fund - Institutional Class | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia High Yield Bond Fund - Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional 2 Class | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 2 Class | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund - Institutional 2 Class | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional 2 Class | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional 2 Class | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 2 Class | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 2 Class | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 2 Class | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | CSC Holdings LLC 02/15/2031 3.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia High Yield Bond Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia High Yield Bond Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia High Yield Bond Fund - Institutional 2 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Columbia High Yield Bond Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia High Yield Bond Fund - Institutional 2 Class | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia High Yield Bond Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional 3 Class | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 3 Class | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund - Institutional 3 Class | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional 3 Class | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Institutional 3 Class | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 3 Class | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 3 Class | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 3 Class | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | CSC Holdings LLC 02/15/2031 3.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia High Yield Bond Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia High Yield Bond Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia High Yield Bond Fund - Institutional 3 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Columbia High Yield Bond Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia High Yield Bond Fund - Institutional 3 Class | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia High Yield Bond Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class R | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class R | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund - Class R | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class R | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class R | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class R | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class R | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class R | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | CSC Holdings LLC 02/15/2031 3.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class R | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class R | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia High Yield Bond Fund - Class R | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia High Yield Bond Fund - Class R | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia High Yield Bond Fund - Class R | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class R | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Columbia High Yield Bond Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia High Yield Bond Fund - Class R | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia High Yield Bond Fund - Class R | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class S | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class S | Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund - Class S | NextEra Energy Partners LP 06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class S | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund - Class S | H&E Equipment Services, Inc. 12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class S | Mozart Debt Merger Sub, Inc. 10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class S | Colgate Energy Partners III LLC 07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class S | Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | CSC Holdings LLC 02/15/2031 3.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia High Yield Bond Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia High Yield Bond Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia High Yield Bond Fund - Class S | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Columbia High Yield Bond Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia High Yield Bond Fund - Class S | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia High Yield Bond Fund - Class S | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%